Assets and Liabilities Held for Sale - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Estimated exchange gain disposal of an asset or disposal group	€ 55